MERRILL LYNCH IRA ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated September 25, 2020

to the

Prospectus dated May 1, 2014

MERRILL LYNCH IRA ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated September 25, 2020

to the

Prospectus dated May 1, 2005

Effective September 30, 2020 (the “Name Change Date”), based on changes to the underlying fund portfolios, the following name change will occur:

EXISTING SUBACCOUNT	NEW SUBACCOUNT	EXISTING PORTFOLIO	NEW PORTFOLIO
Invesco Oppenheimer Discovery Mid Cap Growth Fund	Invesco Discovery Mid Cap Growth Fund	Invesco Oppenheimer Discovery Mid Cap Growth Fund	Invesco Discovery Mid Cap Growth Fund
Invesco Oppenheimer Global Fund	Invesco Global Fund	Invesco Oppenheimer Global Fund	Invesco Global Fund
Invesco Oppenheimer Main Street Fund	Invesco Main Street Fund	Invesco Oppenheimer Main Street Fund	Invesco Main Street Fund
Invesco Oppenheimer Fundamental Alternatives Fund	Invesco Fundamental Alternatives Fund	Invesco Oppenheimer Fundamental Alternatives Fund	Invesco Fundamental Alternatives Fund

The Subadvisor Name Change will not result in any change in the investment objective, policies, or fees of the applicable Subaccount.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Merrill Lynch IRA Annuity dated May 1, 2014

Merrill Lynch IRA Annuity New York dated May 1, 2005